Equity - Transactions related to share-based compensation plans (Detail) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share Repurchase Program [Line Items]
Amount paid		€ 60
Total cost	€ 148	€ 104	€ 97
Share-based compensation transactions
Share Repurchase Program [Line Items]
Number of treasury shares acquired (in shares)	0	9,281,227	3,000,000
Average market price (in EUR per share)		€ 21.88	€ 41.59
Amount paid		€ 203	€ 125
Shares delivered (in shares)	3,299,111	1,463,727	1,552,136
Average price (FIFO) (in euroEUR per share)	€ 34.31	€ 37.14	€ 34.59
Cost of delivered shares	€ 113	€ 54	€ 54
Total shares in treasury at year-end (in shares)	11,631,198	14,930,310	7,112,810
Total cost	€ 298	€ 411	€ 262